Income Tax Expense (Benefit) - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 3,070	$ 793	$ 4,591
State	0	67	(134)
Total current	3,070	860	4,457
Deferred:
Federal	1,032	(1,384)	(119)
State	0	0	0
Total deferred	1,032	(1,384)	(119)
Total income tax expense (benefit)	$ 4,102	$ (524)	$ 4,338